UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                  Form 13F

                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012
                                              ----------------
Check here if Amendment [_]; Amendment Number: N/A
                                              -------
This Amendment ( Check only one):        [_] is a restatement.
                                         [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Family Office LLC
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Address:      40 West 57th Street, 24th Floor
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              New York, NY 10019
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              Form 13F File Number:  028-14660
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerald Kerner
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Title:        General Counsel
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Phone:        212-830-6500
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Signature, Place, and Date of Signing:

 /s/ Gerald Kerner                New York, NY                08/14/12
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              34
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Form 13F Information Table Value Total:            $ 2,135,806  (thousands)
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List of Other Included Managers:                     NONE


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Column 1                    Column 2          Column 3    Column 4        Column 5     Column 6 Column 7         Column 8

                                                                                                             Voting Authority
                            Title                           Value     Shrs Or  Sh/ Put/ Invstmt   Other    -------------------
Name of Issuer              of Class          Cusip       (x$1000)    Prn Amt  Prn Call Dscretn   Mngrs     Sole    Shared   None
---------------------------- --------------    ---------- ---------- ---------- --- --- -------- -------- ---------- ------ -----

AT&T Inc.                   COM               00206R102      28,029    786,000 SH       DEFINED             786,000
Abbott Laboratories         COM               002824100      42,905    665,500 SH       DEFINED             665,500
Altria Group Inc.           COM               02209S103     118,880  3,440,800 SH       DEFINED           3,440,800
Amgen Inc.                  COM               031162100      32,241    442,200 SH       DEFINED             442,200
AvalonBay Cmntys Inc.       COM               053484101       9,592     67,800 SH       DEFINED              67,800
Biogen Idec Inc.            COM               09062X103      29,121    201,700 SH       DEFINED             201,700
Cheniere Energy Inc.        COM               16411R208      39,269  2,664,122 SH       DEFINED           2,664,122
Chipotle Mexican Grill Inc. COM               169656105     100,991    265,800 SH       DEFINED             265,800
Cummins Inc.                COM               231021106      25,313    261,200 SH       DEFINED             261,200
D.R. Horton Inc.            COM               23331A109      86,239  4,692,000 SH       DEFINED           4,692,000
Delta Air Lines Inc.        COM               247361702      14,607  1,334,000 SH       DEFINED           1,334,000
DISH Network Corp.          CL A              25470M109      18,186    637,000 SH       DEFINED             637,000
Elan Corp                   ADR               284131208      73,042  5,006,300 SH       DEFINED           5,006,300
Gilead Sciences Inc.        COM               375558103      24,266    473,200 SH       DEFINED             473,200
Hillshire Brands Co.        COM               432589109       5,798    200,000 SH       DEFINED             200,000
Incyte Corp                 COM               45337C102      37,841  1,667,000 SH       DEFINED           1,667,000
Kraft Foods Inc.            CL A              50075N104      50,785  1,315,000 SH       DEFINED           1,315,000
Lennar Corp                 CL A              526057104     103,208  3,339,000 SH       DEFINED           3,339,000
Eli Lilly & Co              COM               532457108      51,363  1,197,000 SH       DEFINED           1,197,000
Mead Johnson Nutrition Co   COM               582839106      20,611    256,000 SH       DEFINED             256,000
Merck & Co.                 COM               58933Y105      56,279  1,348,000 SH       DEFINED           1,348,000
Pfizer Inc.                 COM               717081103      53,820  2,340,000 SH       DEFINED           2,340,000
PulteGroup Inc.             COM               745867101      10,550    986,000 SH       DEFINED             986,000
SPDR Gold Trust             GOLD SHS          78463V907     822,507  5,300,000 SH  CALL DEFINED           5,300,000
Salix Pharms Ltd.           COM               795435106      16,005    294,000 SH       DEFINED             294,000
Southwest Airlines Co.      COM               844741108      16,191  1,756,100 SH       DEFINED           1,756,100
Standard Pacific Corp.      COM               85375C101       6,190  1,000,000 SH       DEFINED           1,000,000
Toll Brothers Inc.          COM               889478103      25,746    866,000 SH       DEFINED             866,000
US Airways Group Inc.       COM               90341W108      49,288  3,697,500 SH       DEFINED           3,697,500
Verizon Comms Inc.          COM               92343V104      28,264    636,000 SH       DEFINED             636,000
Vertex Pharms Inc           COM               92532F100      25,028    447,571 SH       DEFINED             447,571
Wells Fargo & Co            COM               949746101      48,822  1,460,000 SH       DEFINED           1,460,000
Yum! Brands Inc.            COM               988498101      60,078    932,600 SH       DEFINED             932,600
Zillow, Inc.                CL A              98954A107       4,751    123,000 SH       DEFINED             123,000

Grand Total                                               2,135,806


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